Right of Use Assets (Tables)	12 Months Ended
Dec. 31, 2023
Right of Use Assets [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Operating Leases	Supplemental balance sheet information related to operating leases was as follows:
	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Right-of-use assets, net	19,209	12,157	1,712

Operating lease liabilities - current	7,174	7,974	1,123
Operating lease liabilities - non-current	12,773	4,798	676
Total operating lease liabilities	19,947	12,772	1,799

Schedule of Weighted Average Remaining Lease Terms and Discount Rates for All of Operating Leases	The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2023:
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.83 years
Weighted average discount rate	4.75%

Schedule of Maturities of Lease Liabilities	The following is a schedule of maturities of lease liabilities as of December 31, 2023:
Twelve months ending December 31,	RMB	US$
2024	8,360	1177
2025	4,210	593
2026	706	100
Total future minimum lease payments	13,276	1,870
Less: imputed interest	504	71
Present value of lease liabilities	12,772	1,799